Related Parties Transactions and Balances - Schedule of Balances with Related Parties (Details) - Mr. Jianfei Zhang [Member] - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Balances with Related Parties [Line Items]
Advance to a related party	[1]		$ 16,203
Due to related parties	[1]	$ 290,077

[1]	The Company maintains related-party advances with Mr. Jianfei Zhang, our CEO. Amounts due from Mr. Zhang represent funds advanced to him as petty cash for business-related expenses including business trips and other costs supporting business expansion. Amounts due to Mr. Zhang represent borrowings received from Mr. Zhang. All such related-party advances are non-interest bearing and have no fixed repayment terms.